PROPERTY AND EQUIPMENT - Capitalized Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Capitalized expense to inventory for prior periods	$ 25,664	$ 33,299
Capitalized expense to inventory for prior periods	$ 8,345	$ 12,795